Vanguard Extended Duration Treasury ETF
Summary Prospectus

December 20, 2011

Exchange-traded fund shares that are not individually redeemable and are listed on NYSE Arca

Vanguard Extended Duration Treasury Index Fund ETF Shares (EDV)

The Fund’s statutory Prospectus and Statement of Additional Information dated
December 20, 2011, are incorporated into and made part of this Summary
Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 866-499-8473 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to track the performance of an index of extended-duration zero-coupon
U.S. Treasury securities.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
ETF Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.13%

Example

The following example is intended to help you compare the cost of investing in
Extended Duration Treasury ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest
$10,000 in Extended Duration Treasury ETF. This example assumes that Extended
Duration Treasury ETF Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22%.

Primary Investment Strategies
The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the Barclays Capital U.S. Treasury STRIPS
20–30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury
STRIP represents a single coupon payment, or a single principal payment, from a U.S.
Treasury security that has been “stripped” into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-
weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than
20 years.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund’s performance could be hurt by:

• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the
Fund’s investments to decline significantly.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an Extended Duration Treasury ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy
Extended Duration Treasury ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although Extended Duration Treasury ETF Shares are listed for trading on NYSE
Arca, it is possible that an active trading market may not be maintained.

• Trading of Extended Duration Treasury ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Extended Duration Treasury ETF Shares
may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF
Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Extended Duration Treasury Index Fund ETF Shares1

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2011, was 52.77%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 48.49% (quarter ended December 31, 2008), and the lowest return for a quarter was –20.01% (quarter ended March 31, 2009).

Average Annual Total Returns for Periods Ended December 31, 2010

		Since
		Inception
		(Dec. 6,
	1 Year	2007)
Vanguard Extended Duration Treasury Index Fund ETF Shares
Based on NAV
Return Before Taxes	10.27%	2.90%
Return After Taxes on Distributions	8.58	0.02
Return After Taxes on Distributions and Sale of Fund Shares	6.73	0.81
Based on Market Price
Return Before Taxes	9.93	2.87
Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index
(reflects no deduction for fees, expenses, or taxes)	10.66%	3.53%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After
Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Gregory Davis, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group.
He has managed the Fund since its inception in 2007.

Purchase and Sale of Fund Shares
You can buy and sell ETF Shares of the Fund through a brokerage firm. The firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. The price you pay or receive for ETF Shares will be the prevailing market price, which may be more or less than the NAV of the shares.

ETF Shares of the Fund cannot be purchased or redeemed directly with the Fund, except by certain authorized broker-dealers. These broker-dealers may purchase and redeem ETF Shares only in large blocks (Creation Units) worth several million dollars, and only in exchange for baskets of securities rather than cash. For this Fund, the number of ETF Shares in a Creation Unit is 50,000.

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Vanguard Extended Duration Treasury Index Fund ETF Shares—Fund Number 930

CFA® is a trademark owned by CFA Institute.

Vanguard Extended Duration Treasury ETF is not sponsored, endorsed, sold, or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of Vanguard Extended Duration Treasury ETF or any member of the public regarding the advisability of investing in securities generally or in Vanguard Extended Duration Treasury
ETF particularly or the ability of the Barclays Capital Index to track general bond market performance. Barclays Capital’s only relationship to Vanguard and Vanguard Extended Duration Treasury ETF is the licensing of the Barclays Capital Index which is determined, composed, and calculated by Barclays Capital without regard to Vanguard or Vanguard Extended Duration Trea-
sury ETF. Barclays Capital has no obligation to take the needs of Vanguard, Vanguard Extended Duration Treasury ETF or the
owners of Vanguard Extended Duration Treasury ETF into consideration in determining, composing or calculating the Barclays
Captial Index. Barclays Capital is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of Vanguard Extended Duration Treasury ETF to be issued. Barclays Capital has no obligation or liability in con-
nection with the administration, marketing or trading of the Vanguard Extended Duration Treasury ETF. BARCLAYS CAPITAL
SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR
ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS CAPITAL MAKES NO
WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD ETFS OR ANY
OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRAN-
TIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PUR-
POSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL SHALL NOT BE LIABLE
FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING
FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. Source of index data: Barclays Capital Global Family of
Indices. Copyright 2011, Barclays Capital. All rights reserved

© 2011 The Vanguard Group, Inc. All rights reserved.
U.S. Pat. No. 6,879,964 B2, 7,337,138.
Vanguard Marketing Corporation, Distributor.

SP 930 122011